Share-Based Payment (Details) - Schedule of fair value measurement of the share options	1 Months Ended		12 Months Ended
	Oct. 31, 2022 $ / shares	Oct. 31, 2022 ₪ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ₪ / shares
Share-Based Payment (Details) - Schedule of fair value measurement of the share options [Line Items]
Expected volatility of the share prices (%)			60.00%	60.00%
Risk-free interest rate (%)			0.19%	0.19%
Expected life of share options (years)			1 year 6 months	1 year 6 months
Share price (in New Shekels per share and Dollars per share) | (per share)	$ 2.47	₪ 8.63	$ 1.66	₪ 6.09
Black and Scholes [Member]
Share-Based Payment (Details) - Schedule of fair value measurement of the share options [Line Items]
Expected volatility of the share prices (%)			58.11%	58.11%
Risk-free interest rate (%)			0.43%	0.43%
Expected life of share options (years)			6 years	6 years
Share price (in New Shekels per share and Dollars per share) | (per share)			$ 1.67	₪ 6.11
Hull-White model [Member]
Share-Based Payment (Details) - Schedule of fair value measurement of the share options [Line Items]
Expected volatility of the share prices (%)			60.00%	60.00%
Share price (in New Shekels per share and Dollars per share) | (per share)			$ 1.67	₪ 6.11
Bottom of range [Member] | Hull-White model [Member]
Share-Based Payment (Details) - Schedule of fair value measurement of the share options [Line Items]
Risk-free interest rate (%)			0.19%	0.19%
Expected life of share options (years)			2 years	2 years
Top of range [Member] | Hull-White model [Member]
Share-Based Payment (Details) - Schedule of fair value measurement of the share options [Line Items]
Risk-free interest rate (%)			0.29%	0.29%
Expected life of share options (years)			4 years	4 years